UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.9%
Consumer Discretionary 20.2%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	3,375,585	3,088,660
Affinia Group, Inc., 9.0%, 11/30/2014	6,035,000	5,431,500
AMC Entertainment, Inc., 8.0%, 3/1/2014	9,063,000	8,519,220
American Achievement Corp., 8.25%, 4/1/2012	1,720,000	1,677,000
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	2,295,000	1,959,356
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	3,990,000	3,531,150
8.0%, 3/15/2014	1,710,000	1,615,950
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	4,040,000	3,535,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	3,465,000	2,780,663

Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009		2,107,000	2,130,704
Caesars Entertainment, Inc., 8.875%, 9/15/2008		4,105,000	4,244,903
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (b)		2,875,000	2,813,906
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,647,100
Charter Communications Holdings LLC:
Series B, 10.25%, 9/15/2010		5,540,000	5,401,500
10.25%, 9/15/2010		18,650,000	18,277,000
11.0%, 10/1/2015		17,769,000	14,481,735
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	2,215,000	2,914,597
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		2,394,000	1,897,245
CSC Holdings, Inc.:
7.25%, 7/15/2008		3,315,000	3,319,144
Series B, 8.125%, 7/15/2009 (b)		3,290,000	3,343,463
Series B, 8.125%, 8/15/2009		6,595,000	6,710,412
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		1,165,000	1,119,856
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		3,435,000	3,151,613
Dollarama Group LP, 144A, 10.599% **, 8/15/2012		2,705,000	2,705,000
EchoStar DBS Corp.:
6.625%, 10/1/2014		4,985,000	4,960,075
7.125%, 2/1/2016		3,820,000	3,896,400
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		4,870,000	4,224,725
Foot Locker, Inc., 8.5%, 1/15/2022		1,168,000	1,074,560
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		12,555,000	9,165,150
General Motors Corp.:
7.2%, 1/15/2011		11,380,000	10,469,600
7.4%, 9/1/2025		3,135,000	2,272,875
8.375%, 7/15/2033		7,920,000	6,375,600
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011 (b)		21,680,000	23,035,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,361,051
Group 1 Automotive, Inc., 8.25%, 8/15/2013		1,700,000	1,640,500
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		5,120,000	5,068,800
Hertz Corp.:
8.875%, 1/1/2014		8,355,000	8,469,881
10.5%, 1/1/2016 (b)		1,940,000	2,007,900
Idearc, Inc., 8.0%, 11/15/2016		17,150,000	15,735,125
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		2,255,000	2,176,075
ION Media Networks, Inc., 144A, 11.493% **, 1/15/2013		3,375,000	3,320,156
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		5,250,000	4,305,000
Jarden Corp., 7.5%, 5/1/2017 (b)		2,870,000	2,468,200
Kabel Deutschland GmbH, 10.625%, 7/1/2014		3,588,000	3,767,400
Lamar Media Corp., 144A, 6.625%, 8/15/2015		2,270,000	2,207,575
Liberty Media LLC:
5.7%, 5/15/2013		540,000	500,262
8.25%, 2/1/2030		4,510,000	4,327,981
8.5%, 7/15/2029		5,890,000	5,769,214
Majestic Star Casino LLC, 9.5%, 10/15/2010		645,000	609,525
Mediacom Broadband LLC, 8.5%, 10/15/2015		285,000	252,581
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		1,720,000	1,771,600
Metaldyne Corp., 11.0%, 6/15/2012 (b)		1,270,000	819,150
MGM MIRAGE:
6.75%, 9/1/2012		1,415,000	1,377,856
8.375%, 2/1/2011 (b)		3,145,000	3,215,763
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		6,390,000	6,390,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		9,580,000	8,622,000
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,535,000	7,980,225
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		3,570,000	3,632,475

Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		2,290,000	2,198,400
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		2,830,000	2,126,038
Quiksilver, Inc., 6.875%, 4/15/2015		4,510,000	3,867,325
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		2,505,000	2,097,938
Sabre Holdings Corp., 8.35%, 3/15/2016		3,160,000	2,812,400
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		3,960,000	3,781,800
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		2,830,000	2,745,100
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		11,875,000	8,787,500
7.875%, 1/15/2014		2,345,000	2,169,125
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		1,772,000	1,805,225
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		5,190,000	4,904,550
Six Flags, Inc., 9.75%, 4/15/2013		1,615,000	1,211,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		3,420,000	3,325,950
Station Casinos, Inc., 6.5%, 2/1/2014 (b)		7,085,000	5,313,750
Toys "R" Us, Inc., 7.375%, 10/15/2018		2,895,000	2,091,638
Travelport LLC:
9.749% **, 9/1/2014		2,640,000	2,554,200
9.875%, 9/1/2014		2,955,000	2,999,325
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		7,470,000	5,686,537
United Components, Inc., 9.375%, 6/15/2013		570,000	562,875
Unity Media GmbH, 144A, 10.375%, 2/15/2015		2,260,000	2,305,200
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		10,510,000	9,577,237
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	3,405,000	4,748,036
144A, 8.0%, 11/1/2016	EUR	1,700,000	2,342,570
Vitro SAB de CV:
8.625%, 2/1/2012 (b)		2,395,000	2,251,300
9.125%, 2/1/2017		8,045,000	7,401,400
Series A, 11.75%, 11/1/2013 (b)		1,365,000	1,423,013
XM Satellite Radio, Inc., 9.75%, 5/1/2014		6,805,000	6,583,837
Young Broadcasting, Inc., 8.75%, 1/15/2014		16,940,000	12,048,575

			381,289,051
Consumer Staples 3.4%
Alliance One International, Inc., 8.5%, 5/15/2012		1,715,000	1,672,125
Del Laboratories, Inc., 8.0%, 2/1/2012		2,830,000	2,943,200
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		1,070,000	1,127,947
9.0%, 4/15/2031		7,709,000	8,912,961
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK)		4,215,000	3,983,175
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		2,615,000	2,458,100
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	12,541,670
Pierre Foods, Inc., 9.875%, 7/15/2012		2,005,000	1,463,650
Pilgrim's Pride Corp., 7.625%, 5/1/2015		1,420,000	1,395,150
Rite Aid Corp., 7.5%, 3/1/2017		5,105,000	4,498,781
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		3,975,000	3,845,813
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	645,000	810,999
Viskase Co., Inc., 11.5%, 6/15/2011		18,895,000	18,895,000

			64,548,571
Energy 7.8%
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	16,104,450
Chaparral Energy, Inc., 8.5%, 12/1/2015		5,225,000	4,702,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018		2,225,000	2,136,000
6.875%, 1/15/2016		11,150,000	11,038,500

7.75%, 1/15/2015		1,468,000	1,497,360
Cimarex Energy Co., 7.125%, 5/1/2017		2,880,000	2,829,600
Delta Petroleum Corp., 7.0%, 4/1/2015		7,735,000	6,613,425
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		1,130,000	1,090,450
8.375%, 5/1/2016		6,425,000	6,280,437
Energy Partners Ltd., 9.75%, 4/15/2014		3,010,000	2,844,450
Frontier Oil Corp., 6.625%, 10/1/2011		2,495,000	2,482,525
Mariner Energy, Inc.:
7.5%, 4/15/2013		2,380,000	2,290,750
8.0%, 5/15/2017		3,660,000	3,481,575
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		4,465,000	4,364,538
144A, 8.25%, 12/15/2014		3,530,000	3,494,700
Plains Exploration & Production Co., 7.0%, 3/15/2017		3,000,000	2,868,750
Quicksilver Resources, Inc., 7.125%, 4/1/2016		2,265,000	2,225,363
Sabine Pass LNG LP:
7.25%, 11/30/2013		875,000	835,625
7.5%, 11/30/2016		9,635,000	9,201,425
Stone Energy Corp., 6.75%, 12/15/2014		10,095,000	9,363,112
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		2,860,000	3,076,233
Tesoro Corp., 6.5%, 6/1/2017		4,605,000	4,558,950
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017 (b)		2,265,000	1,976,213
Whiting Petroleum Corp.:
7.0%, 2/1/2014		3,505,000	3,469,950
7.25%, 5/1/2012 (b)		6,195,000	6,102,075
7.25%, 5/1/2013		1,445,000	1,423,325
Williams Companies, Inc.:
8.125%, 3/15/2012		10,576,000	11,514,620
8.75%, 3/15/2032		14,037,000	17,160,232
Williams Partners LP, 7.25%, 2/1/2017		2,865,000	2,950,950

			147,978,083
Financials 13.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		9,115,000	7,474,300
Ashton Woods USA LLC, 9.5%, 10/1/2015		9,125,000	5,840,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		1,705,000	1,517,450
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	2,845,000	3,431,615
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		15,844,000	17,190,740
E*TRADE Financial Corp.:
7.375%, 9/15/2013		5,460,000	4,204,200
7.875%, 12/1/2015		8,550,000	6,519,375
8.0%, 6/15/2011		6,768,000	5,871,240
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		2,212,109	0

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		23,115,000	20,021,265
7.375%, 10/28/2009		41,790,000	39,334,670
7.875%, 6/15/2010		11,255,000	10,384,617
7.993% **, 1/13/2012		2,710,000	2,276,297
GMAC LLC, 6.875%, 9/15/2011		42,935,000	36,730,635
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		5,975,000	5,975,000
144A, 8.875%, 4/1/2015 (PIK) (b)		5,440,000	5,385,600
144A, 9.75%, 4/1/2017		5,820,000	5,790,900
Hexion US Finance Corp., 9.75%, 11/15/2014		3,435,000	3,709,800
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		2,290,000	2,043,825

Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012 (b)	3,671,000	3,565,459
iPayment, Inc., 9.75%, 5/15/2014	3,155,000	2,949,925
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	3,190,000	2,934,800
144A, 10.0%, 5/1/2015	2,360,000	2,106,300
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	2,890,000	2,759,950
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	4,710,000	3,779,775
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015	5,640,000	5,618,850
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	2,855,000	2,658,719
144A, 7.0%, 5/1/2017	2,810,000	2,571,150
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015 (b)	2,315,000	2,112,438
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)	2,270,000	1,430,100
Residential Capital LLC:
5.646% **, 6/9/2008	1,125,000	961,875
7.625%, 11/2/2007	5,695,000	4,527,525
7.782% **, 11/21/2008	8,819,000	7,011,105
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	2,010,000	1,487,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014	10,155,000	6,448,425
U.S.I. Holdings Corp.:
144A, 8.744% **, 11/15/2014	1,745,000	1,491,975
144A, 9.75%, 5/15/2015	1,095,000	881,475
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)	3,892,294	3,678,218
Universal City Development Partners, 11.75%, 4/1/2010	15,045,000	15,571,575
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	4,230,000	3,896,887

		262,145,455
Health Care 4.8%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	4,755,000	4,374,600
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	4,840,000	4,912,600
Boston Scientific Corp., 6.0%, 6/15/2011	2,815,000	2,716,475
Community Health Systems, Inc., 8.875%, 7/15/2015	22,330,000	22,748,687
HCA, Inc.:
9.125%, 11/15/2014	4,520,000	4,700,800
9.25%, 11/15/2016	10,110,000	10,615,500
9.625%, 11/15/2016 (PIK)	4,750,000	5,023,125
HEALTHSOUTH Corp., 10.75%, 6/15/2016	3,885,000	4,059,825
Iasis Healthcare LLC, 8.75%, 6/15/2014	2,385,000	2,385,000
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	2,870,000	2,862,825
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	2,900,000	2,921,750
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	3,435,000	3,125,850
The Cooper Companies, Inc., 7.125%, 2/15/2015	5,700,000	5,543,250
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	2,005,000	2,025,050
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	3,940,000	2,915,600
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	9,430,000	9,076,375

		90,007,312
Industrials 11.7%
Actuant Corp., 144A, 6.875%, 6/15/2017	2,290,000	2,267,100
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	3,985,000	3,327,475
Alion Science and Technology, 10.25%, 2/1/2015	2,295,000	1,956,488
Allied Security Escrow Corp., 11.375%, 7/15/2011	5,135,000	4,826,900
American Color Graphics, Inc., 10.0%, 6/15/2010	5,685,000	3,069,900
American Color Graphics, Inc., Promissory Note due 3/15/2008, 10.0%, 6/15/2010 (f)	341,100	184,194
American Railcar Industries, Inc., 7.5%, 3/1/2014	2,820,000	2,664,900
ARAMARK Corp.:

8.411% **, 2/1/2015	3,990,000	3,890,250
8.5%, 2/1/2015 (b)	4,645,000	4,703,062
Baldor Electric Co., 8.625%, 2/15/2017	2,850,000	2,935,500
Belden, Inc., 7.0%, 3/15/2017	2,840,000	2,769,000
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	2,820,000	2,756,550
144A, 8.0%, 11/15/2014 (b)	1,660,000	1,734,700
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	3,505,000	3,522,525
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	9,568,000	8,898,240
Building Materials Corp. of America, 7.75%, 8/1/2014	3,990,000	3,052,350
Cenveo Corp., 7.875%, 12/1/2013	7,231,000	6,444,629
Congoleum Corp., 8.625%, 8/1/2008 *	6,765,000	5,073,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	1,435,000	1,417,063
6.875%, 11/1/2013	8,120,000	8,079,400
7.625%, 2/1/2018	9,875,000	9,998,437
Education Management LLC, 8.75%, 6/1/2014	2,990,000	3,001,213
Esco Corp.:
144A, 8.625%, 12/15/2013	5,665,000	5,665,000
144A, 8.866% **, 12/15/2013	1,875,000	1,837,500
General Cable Corp.:
7.125%, 4/1/2017	3,025,000	2,964,500
7.606% **, 4/1/2015	4,305,000	4,089,750
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	2,365,000	2,211,275
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	2,870,000	2,482,550
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	2,265,000	2,381,081
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	10,100,000	6,868,000
8.875%, 4/1/2012	11,060,000	6,304,200
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	2,280,000	2,217,300
7.625%, 12/1/2013	7,670,000	7,564,537
9.375%, 5/1/2012	7,390,000	7,741,025
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	2,235,000	2,237,794
9.5%, 10/1/2008	19,844,000	20,240,880
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014	5,260,000	4,839,200
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	4,505,000	4,606,363
Panolam Industries International, Inc., 10.75%, 10/1/2013	1,720,000	1,496,400
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	15,980,000	14,781,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	740,000	801,975
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	2,575,000	2,549,250
Ship Finance International Ltd., 8.5%, 12/15/2013 (b)	2,885,000	2,924,669
Swift Transportation Co., 144A, 12.5%, 5/15/2017 (b)	2,305,000	1,189,956
Tenneco, Inc., 144A, 8.125%, 11/15/2015	1,705,000	1,687,950
Titan International, Inc., 8.0%, 1/15/2012	10,105,000	9,751,325
TransDigm, Inc., 7.75%, 7/15/2014	1,705,000	1,730,575
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	3,219,000	2,816,625
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)	3,040,000	2,758,800
7.0%, 2/15/2014	8,020,000	6,716,750
Xerox Capital Trust I, 8.0%, 2/1/2027	2,025,000	2,022,440

		222,052,796
Information Technology 2.8%
First Data Corp., 144A, 9.875%, 9/24/2015	3,425,000	3,185,250
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	2,835,000	2,530,238

L-3 Communications Corp.:
5.875%, 1/15/2015		9,690,000	9,350,850
Series B, 6.375%, 10/15/2015		4,430,000	4,363,550
Lucent Technologies, Inc., 6.45%, 3/15/2029		10,785,000	8,911,106
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,745,900
Sanmina-SCI Corp.:
144A, 7.741% **, 6/15/2010		1,425,000	1,421,438
8.125%, 3/1/2016		1,745,000	1,546,506
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		5,410,000	5,274,750
SunGard Data Systems, Inc., 10.25%, 8/15/2015		7,495,000	7,663,637
Unisys Corp., 7.875%, 4/1/2008		2,720,000	2,716,600
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	1,946,525

			52,656,350
Materials 10.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		1,665,000	1,633,781
ARCO Chemical Co., 9.8%, 2/1/2020		25,201,000	24,444,970
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		5,730,000	3,667,200
Cascades, Inc., 7.25%, 2/15/2013 (b)		8,433,000	7,905,937
Chemtura Corp., 6.875%, 6/1/2016		5,010,000	4,709,400
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013		3,860,000	3,647,700
CPG International I, Inc.:
10.5%, 7/1/2013		8,310,000	7,852,950
12.13% **, 7/1/2012		1,875,000	1,800,000
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	9,648,100
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		4,505,000	4,831,612
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 ©		17,095,000	12,821,250
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		1,995,000	1,940,138
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		2,850,000	2,565,000
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	11,544,400
Huntsman LLC, 11.625%, 10/15/2010		15,191,000	16,102,460
Innophos, Inc., 8.875%, 8/15/2014		1,310,000	1,303,450
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		4,280,000	4,215,800
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		8,255,000	6,934,200
Massey Energy Co.:
6.625%, 11/15/2010		929,000	908,098
6.875%, 12/15/2013 (b)		4,065,000	3,831,263
Metals USA Holdings Corp., 144A, 11.231%, 7/1/2012 (PIK)		4,015,000	3,292,300
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,080,250
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		3,450,000	3,174,000
Mueller Water Products, Inc., 7.375%, 6/1/2017		1,710,000	1,528,313
Neenah Foundry Co., 9.5%, 1/1/2017		810,000	652,050
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,791,400
NewPage Corp., 144A, 10.0%, 5/1/2012		5,620,000	5,648,100
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	3,410,000	4,761,240
Pliant Corp., 11.625%, 6/15/2009 (PIK)		7	7
Radnor Holdings Corp., 11.0%, 3/15/2010 *		1,510,000	11,325
Rhodia SA, 144A, 7.482% **, 10/15/2013	EUR	3,265,000	4,618,452
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		5,800,000	5,604,250
8.375%, 7/1/2012		2,880,000	2,858,400

Steel Dynamics, Inc.:
144A, 6.75%, 4/1/2015		4,575,000	4,414,875
144A, 7.375%, 11/1/2012		1,065,000	1,070,325
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		6,249,000	6,108,397

The Mosaic Co., 144A, 7.625%, 12/1/2014		5,135,000	5,494,450
TriMas Corp., 9.875%, 6/15/2012		1,917,000	1,869,075
Witco Corp., 6.875%, 2/1/2026		2,370,000	1,907,850
Wolverine Tube, Inc., 10.5%, 4/1/2009		5,130,000	4,873,500

			198,066,268
Telecommunication Services 6.5%
BCM Ireland Preferred Equity Limited, 144A, 11.58% **, 2/15/2017 (PIK)	EUR	3,081,598	4,212,597
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		11,200,000	9,576,000
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		6,800,000	7,072,000
10.125%, 6/15/2013		2,310,000	2,425,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)		5,875,000	5,889,688
8.375%, 1/15/2014 (b)		3,295,000	3,212,625
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		7,295,000	6,839,062
Embratel, Series B, 11.0%, 12/15/2008 (b)		1,296,000	1,357,560
Grupo Iusacell Cellular SA de CV, 10.0%, 3/31/2012		1,609,400	1,600,999
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		560,000	561,400
9.25%, 6/15/2016		1,695,000	1,703,475
11.25%, 6/15/2016		5,440,000	5,616,800
Intelsat Corp., 9.0%, 6/15/2016		2,075,000	2,090,563
Intelsat Ltd., 5.25%, 11/1/2008		2,240,000	2,212,000
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		5,765,000	5,793,825
iPCS, Inc., 7.036% **, 5/1/2013		1,465,000	1,380,763
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		8,270,000	7,773,800
Millicom International Cellular SA, 10.0%, 12/1/2013		5,235,000	5,575,275
Nortel Networks Ltd., 144A, 9.493% **, 7/15/2011		5,405,000	5,269,875
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		2,115,000	1,998,675
Qwest Corp., 7.25%, 9/15/2025 (b)		1,005,000	944,700
Rural Cellular Corp., 9.875%, 2/1/2010		5,265,000	5,462,438
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,326,275
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		6,210,000	6,427,350
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)		7,026,000	7,448,768
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	4,855,000	6,938,543
8.75%, 4/15/2014		6,891,000	6,839,317
West Corp., 9.5%, 10/15/2014		3,420,000	3,351,600

			121,901,473
Utilities 8.3%
AES Corp.:
144A, 8.0%, 10/15/2017		5,715,000	5,843,587
144A, 8.75%, 5/15/2013		17,517,000	18,283,369
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		22,980,000	24,531,150
CMS Energy Corp., 8.5%, 4/15/2011		13,575,000	14,623,126
Edison Mission Energy, 7.0%, 5/15/2017		5,170,000	5,079,525
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		8,555,000	8,597,775
Mirant Americas Generation LLC, 8.3%, 5/1/2011		6,675,000	6,691,687
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,240,587
NRG Energy, Inc.:
7.25%, 2/1/2014		9,465,000	9,228,375
7.375%, 2/1/2016		19,735,000	19,241,625
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009		11,943,000	12,588,042
Regency Energy Partners LP, 8.375%, 12/15/2013		4,020,000	4,140,600
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		5,700,000	5,643,000

Sierra Pacific Resources:
6.75%, 8/15/2017 (b)	6,710,000	6,787,776
8.625%, 3/15/2014	1,263,000	1,349,556
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	12,535,000	12,409,650

		157,279,430

Total Corporate Bonds (Cost $1,805,872,755)		1,697,924,789
	Shares	Value ($)

Preferred Stocks 0.0%
ION Media Networks, Inc. Series AI, 12.0%	3	18,150
ION Media Networks, Inc. 144A, 12.0%	16	96,800
ION Media Networks, Inc. “B”	95,000	5,748

Total Preferred Stocks (Cost $272,427)		120,698
	Principal Amount ($) (a)	Value ($)

Senior Loans** 6.9%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.974%, 4/2/2014	1,721,350	1,621,838
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 6.599%, 12/14/2013	1,139,246	1,035,575
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 6.724%, 6/30/2013	948,367	903,319
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 11.474%, 6/4/2010 *	3,500,000	350,000
Bausch & Lomb, Inc.:
Term Loan, 8.08%, 4/15/2011	1,140,000	1,136,375
Term Loan B, LIBOR plus 3.25%, 7.474%, 4/11/2015	4,570,000	4,555,467
Buffets, Inc.:
Letter of Credit, 7.7%, 5/1/2013	872,497	725,045
Term Loan B, 7.74%, 1/13/2011	7,671,228	6,374,790
Dollar General Corp., Term Loan B1, LIBOR plus 2.75%, 6.974%, 7/6/2014	2,875,000	2,646,998
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 7.724%, 10/10/2014	26,205,000	25,753,233
Term Loan B3, LIBOR plus 3.5%, 7.724%, 10/10/2014	17,120,000	16,873,985
First Data Corp., Term Loan B1, LIBOR plus 2.75%, 6.974%, 9/17/2014	9,124,988	8,672,434
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 6.474%, 9/16/2013	1,710,000	1,561,803
Golden Nugget, 8.22%, 6/16/2014	3,314,692	3,016,370
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 6.224%, 3/26/2014	115,000	110,400
Term Loan B, LIBOR plus 2.0%, 6.224%, 3/26/2014	1,650,000	1,572,038
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	9,458,473	8,997,373
Hexion Specialty Chemicals, Inc.:
6.85%, 5/5/2013	705,488	685,206
Term Loan C2, LIBOR plus 2.25%, 6.474%, 5/5/2013	451,263	438,289
IASIS Healthcare LLC, 10.315%, 6/15/2014	2,688,590	2,533,996
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 6.474%, 5/7/2013	1,706,426	1,610,439
Longview Power LLC:
Demand Draw, 7.125%, 4/1/2014	746,540	723,211
Letter of Credit, 7.125%, 4/1/2014	321,000	311,036
Term Loan B, 7.25%, 4/1/2014	983,000	952,689
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 7.224%, 11/5/2014	660,000	656,548
Rail America, Inc., 7.81%, 10/2/2008	4,400,000	4,323,000
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 6.474%, 9/30/2014	2,784,229	2,537,379
Symbion, Inc.:
Term Loan A, 8.21%, 8/23/2013	1,361,588	1,324,144
Term Loan B, 8.21%, 8/23/2014	1,361,588	1,319,038
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 7.224%, 10/31/2014	6,545,591	6,329,170

	8.09%, 9/1/2014					1,394,593	1,363,975
	9.0%, 10/31/2008					8,799,409	8,469,431
The Toy Bank, 9.76%, 7/1/2012						3,980,100	3,917,910
Tribune Co., Term Loan B, 8.244%, 5/24/2014						5,721,250	4,928,771
Wesco Aircraft Hardware Corp.:
	Term Loan B, LIBOR plus 2.25%, 6.474%, 9/29/2013					729,375	719,346
	LIBOR plus 5.75%, 9.974%, 3/31/2014					500,000	500,000

Total Senior Loans (Cost $136,247,323)							129,550,621
						Units	Value ($)

	Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029						6,700,000	5,661,500
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012						10,520,000	5,786,000

Total Other Investments (Cost $15,738,104)							11,447,500
						Shares	Value ($)

	Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*						136,705	116,199
GEO Specialty Chemicals, Inc. 144A*						12,448	10,581

Total Common Stocks (Cost $1,635,754)							126,780
	Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*						560	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*						16,090	0

Total Warrants (Cost $6)							0
	Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 5.03% (d) (e) (Cost $64,470,995)						64,470,995	64,470,995
	Cash Equivalents 2.0%
Cash Management QP Trust, 4.67% (d) (Cost $37,869,583)						37,869,583	37,869,583
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,062,106,947)						102.8	1,941,510,966
Other Assets and Liabilities, Net						(2.8)	(52,940,927)

Net Assets						100.0	1,888,570,039

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Alliance Mortgage Cycle Loan	11.474%	6/4/2010	3,500,000	USD	3,508,969	350,000
	Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	5,073,750
	Eaton Vance Corp., CDO	13.68%	7/15/2012	2,212,109	USD	1,697,739	0
	Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	11,325
						13,205,870	5,435,075
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $63,280,575 which is 3.4% of net assets.
(c)				Security has a deferred interest payment of $532,406 from April 1, 2006.
(d)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)				Security issued in lieu of interest payment due 12/15/07, which has been deferred until 3/15/08. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At December 31, 2007, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/22/2007 12/20/2008	5,640,000[1]	Fixed — 3.05%	Ford Motors Co., 6.5%, 8/1/2018	(68,434)
10/9/2007 12/20/2008	2,855,000[2]	Fixed —3.1%	Ford Motors Co., 6.5%, 8/1/2018	(33,300)
10/10/2007 12/20/2008	1,715,000[3]	Fixed — 3.15%	Ford Motors Co., 6.5%, 8/1/2018	(19,197)
10/23/2007 12/20/2008	533,000[3]	Fixed — 3.4%	Ford Motors Co., 6.5%, 8/1/2018	(4,713)
10/17/2007 12/20/2009	3,220,000[4]	Fixed — 3.85%	Ford Motors Co., 6.5%, 8/1/2018	(112,999)
12/13/2007 12/20/2009	2,995,000[4]	Fixed — 5.05%	Ford Motors Co., 6.5%, 8/1/2018	(56,980)
10/9/2007 12/20/2008	3,005,000[5]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(54,805)
10/22/2007 12/20/2008	5,640,000[1]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(78,730)
10/5/2007 12/20/2008	2,855,000[3]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(36,136)
12/19/2007 12/20/2008	4,000,000[1]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	(24,555)
11/21/2007 12/20/2008	3,055,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	8,799
Total net unrealized depreciation				(481,050)

Counterparties:
1	Lehman Brothers, Inc.
2	Goldman Sachs & Co.
3	Morgan Stanley Co., Inc.
4	Merrill Lynch & Co., Inc.
5	Citigroup Global Markets, Inc.

At December 31, 2007 the Fund had unfunded loan commitments of $2,157,984 which could be extended at the option of the borrower, pursuant to the following loan agreement:
	Borrower			Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
	Bausch & Lomb, Inc., Term Delay Draw, 4/15/2008			1,137,150	1,137,150	0
	Longview Power LLC, Term Delay Draw, 4/1/2014			397,761	382,133	(15,628)
	Telesat Canada, Inc., Term Delay Draw, 9/1/2014			623,073	615,989	(7,084)
	Total			2,157,984	2,135,272	(22,712)

At December 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation ($)
547,544	EUR	381,200	1/3/2008	9,821
22,008,000	USD	32,719,734	1/3/2008	541,105
Total unrealized appreciation				550,926

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Depreciation ($)
21,846,525	USD	31,883,037	2/4/2008	(76,571)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008